SIGNIFICANT ACCOUNTING POLICIES - Accounting Standards Adopted in 2018 (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES
Tenant recoveries	$ 26,501	$ 26,945	[1]
Property operating costs	30,942	31,345	[1]
IFRS 15, Revenue from Contracts with Customers
SIGNIFICANT ACCOUNTING POLICIES
Tenant recoveries	16,700	22,000
Property operating costs	$ 16,700	$ 22,000

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).